Statement of Changes in Net Assets Available for Benefits - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income (loss):
Net appreciation (depreciation) of investments	$ 525,301,152
Interest and dividends	32,393,905
Total net investment income (loss)	557,695,057
Interest income on notes receivable from participants	3,039,983
Contributions:
Employer	103,851,418
Participant	90,316,968
Rollover	18,748,552
Total contributions	212,916,938
Total additions	773,651,978
Deductions
Benefits paid to participants	363,981,597
Administrative expenses	211,192
Total deductions	364,192,789
Net increase (decrease) before transfer of assets	409,459,189
Net transfers from (to) affiliated plans	(54,974)
EBP, Change In Net Asset Available For Benefit, Including Plan Transfers, Increase (Decrease)	409,404,215
Net Asset Available for Benefit, Beginning-of-year	3,515,209,675
Net Asset Available for Benefit, End-of-year	$ 3,924,613,890